Summary of Significant Accounting Policies (Details) - Schedule of payments received from customer - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of payments received from customer [Abstract]
Beginning balance	$ 697,863	$ 243,355
Customer advances	16,803,450	36,991,645
Recognized as revenues	(16,993,268)	(36,542,832)
Effect of exchange rates	(59,008)	5,695
Ending balance	$ 449,037	$ 697,863